February 13, 1998


Securities and Exchange Commission
Division of Disclosure and Review
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Davis New York Venture Fund, Inc.
          Post-Effective Amendment No. 56 under the
          Securities Act of 1933, File No. 2-29858, and
          Amendment No. 31 under the Investment Company
          Act of 1940, File No. 811-1701.

Dear Sir or Madam:

On behalf of Davis New York Venture Fund, Inc. (the "Company"), attached for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 is Post-Effective Amendment No. 56 to the Company's Registration Statement on Form N-1A which is being filed for the purpose of adding a new portfolio, Davis Growth & Income Fund. It is proposed that this new portfolio be declared effective May 1, 1998.

The Davis Growth & Income Fund is a growth and income fund patterned after the existing Davis New York Venture Fund.

Questions regarding this filing should be directed to me at (505) 820-3055 or, in my absence, to Jessica Droeger, Esq. D'ancona & Pflaum, at (312) 580-2014.

Very truly yours,



/s/ Thomas D. Tays
Thomas D. Tays